Cost of Sales	6 Months Ended
Dec. 31, 2024
Cost of Sales [Abstract]
Cost of sales

Note 21. Cost of sales

	For the six month period ended		For the three month period ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Inventories at beginning	(6,279,519)	(465,748)	(5,577,551)	(390,293)
Purchases	(1,855,052)	(1,223,344)	(1,619,353)	(126,095)
Production costs
Payroll and professional fees	(301,546)	(228,347)	(163,961)	(25,535)
Maintenance, energy and fuel related to fixed assets	(261,408)	(118,408)	(107,772)	(16,773)
Amortization and depreciation	(78,166)	(46,085)	(40,013)	(9,507)
Other production costs	(232,633)	(119,927)	(150,301)	6,701
Sub-total production costs	(873,753)	(512,767)	(462,047)	(45,114)
Foreign currency translation	(696,011)	160,595	(503,155)	39,880
Sub-total	(9,704,335)	(2,041,264)	(8,162,106)	(521,622)
Inventories as of the end	4,844,773	501,582	4,844,773	501,582
Cost of sales	$(4,859,562)	$(1,539,682)	$(3,317,333)	$(20,040)